GENERAL MONEY MARKET FUNDS

-General Money Market Fund, Inc.

-General Municipal Money Market Fund

-General New York AMT-Free Municipal Money Market Fund

Incorporated herein by reference are the supplements to the above referenced Funds' Summary Prospectus and Prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 18, 2020 (SEC Accession No. 0000353560-20-000014).